Property, plant, and equipment (Tables)	6 Months Ended
Jun. 30, 2024
Notes and other explanatory information [abstract]
Schedule of movements in property, plant and equipment

		Consolidated
	Notes	Building and land	Facilities	Equipment	Mineral properties	Railway equipment	Right of use assets	Other	Constructions in progress	Total
Balance as of December 31, 2023		10,119	9,239	4,450	6,925	2,612	1,359	2,484	11,208	48,396
Additions (i)		-	-	-	-	-	(4)	-	2,749	2,745
Disposals		(5)	(16)	(7)	-	(3)	-	(1)	(70)	(102)
Assets retirement obligation	25(b)	-	-	-	(147)	-	-	-	-	(147)
Depreciation, depletion and amortization		(225)	(276)	(351)	(226)	(81)	(93)	(164)	-	(1,416)
Translation adjustment		(1,139)	(1,098)	(397)	(517)	(332)	(37)	(220)	(1,154)	(4,894)
Transfers		314	504	284	158	50	-	127	(1,437)	-
Balance as of June 30, 2024		9,064	8,353	3,979	6,193	2,246	1,225	2,226	11,296	44,582
Cost		15,956	13,724	9,706	14,734	3,917	2,089	4,929	11,296	76,351
Accumulated depreciation		(6,892)	(5,371)	(5,727)	(8,541)	(1,671)	(864)	(2,703)	-	(31,769)
Balance as of June 30, 2024		9,064	8,353	3,979	6,193	2,246	1,225	2,226	11,296	44,582

Balance as of December 31, 2022		8,913	8,042	4,984	7,112	2,475	1,455	2,632	9,325	44,938
Additions (i)		-	-	-	-	-	19	-	2,430	2,449
Disposals		(8)	(8)	(5)	-	(5)	-	(1)	(53)	(80)
Assets retirement obligation	25(b)	-	-	-	99	-	-	-	-	99
Depreciation, depletion and amortization		(224)	(250)	(364)	(241)	(81)	(91)	(163)	-	(1,414)
Translation adjustment		607	608	229	302	198	31	153	546	2,674
Transfers		772	586	371	46	47	-	166	(1,988)	-
Balance as of June 30, 2023		10,060	8,978	5,215	7,318	2,634	1,414	2,787	10,260	48,666
Cost		17,700	14,330	12,418	16,285	4,455	2,196	5,903	10,260	83,547
Accumulated depreciation		(7,640)	(5,352)	(7,203)	(8,967)	(1,821)	(782)	(3,116)	-	(34,881)
Balance as of June 30, 2023		10,060	8,978	5,215	7,318	2,634	1,414	2,787	10,260	48,666

(i) Includes capitalized interest, when applicable.